Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other liabilities
VAT	$ 2,995	$ 3,559
Accrued social security taxes payable	7,216	6,334
Personal income tax withholding payable	1,232	1,257
Other	2,804	2,876
Tax payables	$ 14,247	$ 14,026